N-2 $ in Millions	Jul. 23, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001872371
Amendment Flag	false
Securities Act File Number	814-01471
Document Type	8-K
Entity Registrant Name	Oaktree Strategic Credit Fund
Entity Address, Address Line One	333 South Grand Avenue
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	213
Local Phone Number	830-6300
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On July 23, 2024, in connection with a previously announced private placement, Oaktree Strategic Credit Fund (the “Company”) and Deutsche Bank Trust Company Americas, as trustee (the “Trustee”), entered into a second supplemental indenture (the “Second Supplemental Indenture”) to the indenture, dated November 14, 2023 between the Company and the Trustee (the “Indenture”). The Second Supplemental Indenture relates to the Company’s issuance, offer and sale of $400 million aggregate principal amount of its 6.500% Notes due 2029 (the “Notes”).

Long Term Debt, Title [Text Block]	Indenture and Second Supplemental Indenture
Long Term Debt, Principal	$ 400
Long Term Debt, Structuring [Text Block]
On July 23, 2024, in connection with a previously announced private placement, Oaktree Strategic Credit Fund (the “Company”) and Deutsche Bank Trust Company Americas, as trustee (the “Trustee”), entered into a second supplemental indenture (the “Second Supplemental Indenture”) to the indenture, dated November 14, 2023 between the Company and the Trustee (the “Indenture”). The Second Supplemental Indenture relates to the Company’s issuance, offer and sale of $400 million aggregate principal amount of its 6.500% Notes due 2029 (the “Notes”).
The Notes mature on July 23, 2029 (the “Maturity Date”), unless previously redeemed or repurchased in accordance with their terms. The Notes bear interest at a rate of 6.500% per year payable semiannually in arrears on January 23 and Ju ly 2
3 of each year, commencing on January 23, 2025. The Notes are the Company’s direct, unsecured obligations and rank senior in right of payment to the Company’s future indebtedness that is expressly subordinated in right of payment to the Notes; equal in right of payment to the Company’s existing and future unsecured indebtedness that is not so subordinated; effectively junior in right of payment to any of the Company’s secured indebtedness (including existing unsecured indebtedness that the Company later secures) to the extent of the value of the assets securing such indebtedness; and structurally junior to all existing and future indebtedness (including trade payables) incurred by the Company’s subsidiaries, financing vehicles or similar facilities.

Long Term Debt, Dividends and Covenants [Text Block]
The Indenture, as supplemented by the Second Supplemental Indenture, contains certain covenants, including a covenant requiring the Company to comply with Section 18(a)(1)(A) as modified by Section 61(a)(1) and (2) of the Investment Company Act of 1940, as amended, or any successor provisions, but giving effect to any exemptive relief granted to the Company by the Securities and Exchange Commission (the “SEC”) and to provide financial information to the holders of the Notes and the Trustee if the Company should no longer be subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. These covenants are subject to important limitations and exceptions that are set forth in the Indenture.